Note 17 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Details) - Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income	$ 1,242,000	$ 702,000
Depreciation expense	167,000	142,000
Stock-based compensation expense	272,000	273,000
Net cash provided by operating activities	66,000	4,991,000
Investing Activities
Purchase of property and equipment	(169,000)	(171,000)
Net cash used in investing activities	(18,855,000)	(20,478,000)
Financing Activities
Dividends paid	(211,000)	(185,000)
Purchase of treasury stock	(760,000)	(563,000)
Proceeds from the issuance of treasury stock	64,000
Net cash used in financing activities	26,542,000	9,271,000
Net (Decrease) Increase in Cash and Cash Equivalents	7,753,000	(6,216,000)
Cash and Cash Equivalents	13,937,000	6,184,000
Beginning of Year [Member] | Parent Company [Member]
Financing Activities
Cash and Cash Equivalents	541,000	521,000
End of Year [Member] | Parent Company [Member]
Financing Activities
Cash and Cash Equivalents	259,000	541,000
Parent Company [Member]
Operating Activities
Net income	1,242,000	702,000
Undistributed income in subsidiary	(776,000)	(240,000)
Depreciation expense	23,000	20,000
Stock-based compensation expense	272,000	273,000
(Increase) decrease in other assets	(39,000)	18,000
Increase (decrease) in other liabilities	(7,000)	2,000
Net cash provided by operating activities	715,000	775,000
Investing Activities
Purchase of property and equipment	(90,000)	(7,000)
Net cash used in investing activities	(90,000)	(7,000)
Financing Activities
Dividends paid	(211,000)	(185,000)
Purchase of treasury stock	(760,000)	(563,000)
Proceeds from the issuance of treasury stock	64,000
Net cash used in financing activities	(907,000)	(748,000)
Net (Decrease) Increase in Cash and Cash Equivalents	(282,000)	20,000
Cash and Cash Equivalents	$ 259,000	$ 541,000